EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Outstanding shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Nominal value per share	$ 1
Shares issued, price per share	741.06
Shares issued, price per share in capital stock	1
Shares issued, price per share in additional paid in capital	$ 740.06
Common stock conversion to preferred stock	2,433,481	2,515,570
Preference shares [member]
Disclosure of classes of share capital [line items]
Preferential minimum dividend per semester per share	$ 1